Subsequent Events (Details Textual) - USD ($)				1 Months Ended	12 Months Ended
	May. 08, 2015	May. 04, 2015	Apr. 13, 2015	Jan. 31, 2015	Dec. 31, 2014	Feb. 23, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Property, Plant, and Equipment, Salvage Value					$ 375
Impairment of Long-Lived Assets to be Disposed of					$ 1,531,000
Debt Instrument, Interest Rate During Period					2.23%
Equity Method Investment, Ownership Percentage					50.00%		50.00%
Nordic Bulk Holdings [Member]
Subsequent Event [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		75.50%
Subsequent Event [Member]
Subsequent Event [Line Items]
Property, Plant, and Equipment, Salvage Value						$ 4,712,000
Payments to Acquire Property, Plant, and Equipment				$ 45,000,000
Debt Instrument, Frequency of Periodic Payment				28 equal quarterly installments
Debt Instrument, Periodic Payment				$ 375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 12,000,000
Debt Instrument, Description of Variable Rate Basis				floating at LIBOR plus 2.0%
Repayments of Lines of Credit			$ 3,000,000
Line of Credit Facility, Expiration Date			Aug. 19, 2015
Stock Issued During Period, Shares, Restricted Stock Award, Gross	10,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Sharebased Compensation Arrangement By Sharebased Payment Award Award Vesting Rights Percentage1	50.00%
Subsequent Event [Member] | Nordic Bulk Holdings [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		24.50%